Investment Strategy	May 29, 2026
Steward Large Cap Growth Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-cap growth companies.* Large-cap growth companies are defined as companies included in the Russell 1000 Growth Index from time to time. The Russell 1000 Growth Index had a market capitalization range, as of April 30, 2026, of $176 million to $4.85 trillion. Substantially all the equity securities in which the Fund invests will be included in the Russell 1000 Growth Index at the time of purchase.

*	For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% investment policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-cap growth companies.
Steward Large Cap Value Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-cap value companies.* Large-cap value companies are defined as companies included in the Russell 1000 Value Index from time to time. The Russell 1000 Value Index had a market capitalization range, as of April 30, 2026, of $176 million to $2.85 trillion. Substantially all the equity securities in which the Fund invests will be included in the Russell 1000 Value Index at the time of purchase.

*	For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% investment policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-cap value companies.